BUSINESS COMBINATION (Tables)	12 Months Ended
Jul. 31, 2020
BUSINESS COMBINATION
Schedule of purchase price allocation to assets acquired and liabilities assumed in a business combination

The following table presents the purchase price allocation to assets acquired and liabilities assumed for LGC as of the acquisition date. The non-controlling interest represents the fair value of the 48.8% equity interest not held by the Company:

As of April 22, 2020
Cash and cash equivalents	$1,060,435
Accounts receivable	2,613,970
Prepayment and other current assets	2,219,950
Property and equipment	2,728,000
Intangible assets (trade name and customer relationship)	8,000,000
Deferred film production cost	323,522
Deferred income tax assets	75,822
Taxes payable	(3,255,935)
Other current liabilities	(2,701,495)
Fair value of non-controlling interest	(19,664,326)
Goodwill	31,523,861
Total purchase consideration	$22,923,804

Schedule of the amounts of revenue and net loss of LGC included in the Company's consolidated statement of operations and the Company's unaudited pro forma results

From acquisition
date to July 31, 2020
Net Revenue	$40,872

Net loss	$(4,933,748)

	For the years ended July 31,
	2020		2019
Pro forma revenue	$6,192,939		$14,758,448
Pro forma net income (loss)	$(20,975,818)	(1)	4,402,083	(1)
Pro forma net income (loss) attributable to ATIF Holdings Limited	$(17,165,275)	(1)	1,869,892	(1)

Pro forma earnings (loss) per common share - basic and diluted	$(0.37)		$0.04

Weighted average shares - basic and diluted	47,014,674		45,462,933

Includes intangibles asset amortization expense of $810,708 and $1,216,062 for the years ended July 31, 2020 and 2019, respectively.